Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

July 31, 2017

Dates Covered
Collections Period	07/01/17 - 07/31/17
Interest Accrual Period	07/17/17 - 08/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/17	147,624,473.10	14,473
Yield Supplement Overcollateralization Amount 06/30/17	1,512,518.31	0
Receivables Balance 06/30/17	149,136,991.41	14,473
Principal Payments	8,452,417.11	327
Defaulted Receivables	168,979.46	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/17	1,372,043.30	0
Pool Balance at 07/31/17	139,143,551.54	14,133

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	15.81%

Prepayment ABS Speed	1.18%

Overcollateralization Target Amount	8,686,977.62
Actual Overcollateralization	8,686,977.62

Weighted Average APR	3.67%
Weighted Average APR, Yield Adjusted	4.64%
Weighted Average Remaining Term	27.75

Delinquent Receivables:
Past Due 31-60 days	3,220,012.58	234
Past Due 61-90 days	809,395.91	57
Past Due 91-120 days	180,421.51	12
Past Due 121+ days	0.00	0
Total	4,209,830.00	303

Total 31+ Delinquent as % Ending Pool Balance	3.03%

Recoveries	104,039.03

Aggregate Net Losses/(Gains) - July 2017	64,940.43

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.52%
Prior Net Losses Ratio	0.78%
Second Prior Net Losses Ratio	1.23%
Third Prior Net Losses Ratio	-0.01%
Four Month Average	0.63%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.39%

Flow of Funds	$ Amount

Collections	9,001,530.07
Advances	(679.72)
Investment Earnings on Cash Accounts	10,329.43
Servicing Fee	(124,280.83)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,886,898.95

Distributions of Available Funds
(1) Class A Interest	145,200.37
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,480,921.56
(7) Distribution to Certificateholders	234,062.02
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,886,898.95

Servicing Fee	124,280.83
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 07/17/17	138,937,495.48
Principal Paid	8,480,921.56
Note Balance @ 08/15/17	130,456,573.92

Class A-1
Note Balance @ 07/17/17	0.00
Principal Paid	0.00
Note Balance @ 08/15/17	0.00
Note Factor @ 08/15/17	0.0000000%

Class A-2
Note Balance @ 07/17/17	0.00
Principal Paid	0.00
Note Balance @ 08/15/17	0.00
Note Factor @ 08/15/17	0.0000000%

Class A-3
Note Balance @ 07/17/17	18,787,495.48
Principal Paid	8,480,921.56
Note Balance @ 08/15/17	10,306,573.92
Note Factor @ 08/15/17	4.0103400%

Class A-4
Note Balance @ 07/17/17	102,340,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	102,340,000.00
Note Factor @ 08/15/17	100.0000000%

Class B
Note Balance @ 07/17/17	17,810,000.00
Principal Paid	0.00
Note Balance @ 08/15/17	17,810,000.00
Note Factor @ 08/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	171,915.37
Total Principal Paid	8,480,921.56
Total Paid	8,652,836.93

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	14,716.87
Principal Paid	8,480,921.56
Total Paid to A-3 Holders	8,495,638.43

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2024558
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.9875423
Total Distribution Amount	10.1899981

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0572641
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	32.9996948
Total A-3 Distribution Amount	33.0569589

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/17	34,700.45
Balance as of 07/31/17	34,020.73
Change	(679.72)

Reserve Account
Balance as of 07/17/17	2,171,744.40
Investment Earnings	1,937.27
Investment Earnings Paid	(1,937.27)
Deposit/(Withdrawal)	-
Balance as of 08/15/17	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40